Prepaid Expenses - Detailed Information about Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current prepayments [abstract]
Prepaid taxes	$ 10,022	$ 26,164
Prepaid commissions	3,908	4,298
Prepaid insurance	5,385	1,231
Prepaid to supplier	17,224	35,084
Total prepaid expenses	36,539	66,777
Current	30,473	49,034
Non-current	6,066	17,743
Prepaid expenses	$ 36,539	$ 66,777